INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of components of income tax expense
The major components of income tax expense for the years ended December 31, 2025 and 2024 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024
Current income tax expense	$1,906	$1,323
Deferred income tax (recovery)/expense
Origination and (reversal) of temporary differences	(731)	(319)
Recovery arising from previously unrecognized tax assets	(52)	(23)
Change in tax rates and new legislation	12	1
Total deferred income tax (recovery)/expense	(771)	(341)
Income tax expense	$1,135	$982

Schedule of income tax rates	Below is a reconciliation of the company’s Canadian domestic statutory income tax rate to the company’s effective income tax rate:

FOR THE YEARS ENDED DEC. 31	2025	2024
Statutory income tax rate	26%	26%
(Reduction)/increase in rate resulting from:
Portion of gains subject to different tax rates	(17)	(15)
Taxable loss attributable to non-controlling interests	11	24
International operations subject to different tax rates	3	1
Derecognition (Recognition) of deferred tax assets	—	(19)
Non-recognition of the benefit of current year’s tax losses	14	14
Non-deductible expenses (non-taxable income)	—	10
Investment and production tax credits	(13)	(10)
Other	2	4
Effective income tax rate	26%	35%

Schedule of deferred income tax assets and liabilities
Deferred income tax assets and liabilities as at December 31, 2025 and 2024 relate to the following:

AS AT DEC. 31 (MILLIONS)	2025	2024
Non-capital losses (Canada)	$2,421	$1,922
Capital losses (Canada)	5	12
Losses (U.S.)	2,336	2,833
Losses (International)	2,245	2,360
Difference in basis	(29,795)	(28,672)
Total net deferred tax liabilities	$(22,788)	$(21,545)

Disclosure of unrecognized deferred tax assets
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets:

AS AT DEC. 31 (MILLIONS)	2025	2024
One year from reporting date	$1,009	$32
Two years from reporting date	26	31
Three years from reporting date	55	24
After three years from reporting date	533	465
Do not expire	2,922	2,661
Total	$4,545	$3,213

Schedule of components of income taxes in other comprehensive income
The components of the income taxes in other comprehensive income for the years ended December 31, 2025 and 2024 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024
Revaluation of property, plant and equipment	$1,209	$1,949
Financial contracts and power sale agreements	(30)	(116)
Fair value through OCI securities	42	160
Foreign currency translation	(3)	(1)
Revaluation of pension obligation	13	29
Total deferred tax in other comprehensive income	$1,231	$2,021